U.S. Securities and Exchange Commission
				  Washington, D.C.  20549

					  Form 24F-2
			    Annual Notice of Securities Sold
				 Pursuant to Rule 24f-2

1.  Name and address of Issuer:
Comstock Funds, Inc.
One Corporate Center
Rye, New York 10580-1422

2.	Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.  Investment Company Act File Number:   811-5502

    Securities Act File Number:    		33-40771

4(a.) Last day of fiscal year for which this Form is filed:

April 30, 2007

4(b.) [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c.) [ ]Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
							$21,681,576

     (ii) Aggregate price of securities redeemed or repurchased
during the 	fiscal year:   			$21,468,118

     (iii) Aggregate price of securities redeemed or repurchased
during any 	prior fiscal year ending no earlier than October 11,
1995 that were not previously used to reduce registration fees
payable to the Commission:			$460,054,455

     (iv) Total available redemption credits [add items 5(ii)and
5(iii)]:						$481,522,573

     (v)  Net sales - if Item 5(i) is greater than Item
5(iv)[subtract Item 5(iv) from Item 5(i)]:
							$0

     (vi) Redemption credits available for use in future years -
if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv)
from Item 5(i)]:	               		($459,840,997)

     (vii) Multiplier for determining registration fee (See
instruction C.9):		   			x .00003070

     (viii) Registration fee due [multiply Item 5(v) by Item
5(vii)](enter "0" if no fee is due):	$0

6.	Prepaid Shares
     If the response to item 5(i) was determined by deducting an
amount of 	securities that were registered under the
Securities Act of 1933 pursuant 	to rule 24e-2 as in effect
before October 11, 1997 then report the amount 	of securities
(number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were
registered 	pursuant to rule 24e-2 remaining unsold at the end
of the fiscal year  for which this form is filed that are
available for use by the issuer in 	future fiscal years, then
state that number here: 0

7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
	 						$0

8.  Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]: 	$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:

		[   ]   Wire Transfer

		[   ]   Mail or other means

			       SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By: (Signature and Title)



/s/ Bruce N. Alpert
Bruce N. Alpert
Executive Vice President
Date: July 18, 2007